                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York    11/14/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $885,529
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

                       TITLE                    VALUE               SH/ PUT   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------         --------    -----        -------    ------   --------  ----------  -----  ----------------------
America On Line        Common   02364J104 $100,057,250     1,865,000 SH         Sole            1,865,000
Bookham Technology     Common   09856Q108   $2,365,000        55,000 SH         Sole               55,000
Cisco                  Common   17275R102  $34,365,500       622,000 SH         Sole              622,000
EMC Corp               Common   269246104  $28,028,200       282,400 SH         Sole              282,400
E trade                Common   268648102  $27,588,000     1,672,000 SH         Sole            1,672,000
eBay                   Common   278642103 $151,317,000     2,193,000 SH         Sole            2,193,000
Exodus                 Common   302088109  $30,365,625       615,000 SH         Sole              615,000
Globespan              Common   379571102  $25,620,000       210,000 SH         Sole              210,000
i2 Technologies        Common   465754109  $23,375,000       125,000 SH         Sole              125,000
JDS Uniphase           Common   46612J101  $34,800,500       427,000 SH
Kana Communications
  Inc                  Common   483600102  $26,433,000     1,188,000 SH         Sole            1,188,000
Linear Technology      Common   535678106  $33,101,400       513,200 SH         Sole              513,200
Macromedia Inc.        Common   556100105  $40,662,000       502,000 SH         Sole              502,000
Manugistics Group Inc. Common   565011103  $32,634,000       333,000 SH         Sole              333,000
Microchip Technology   Common   595017104  $26,185,500       793,500 SH         Sole              793,500
Maxim                  Common   57772K101  $36,064,000       448,000 SH         Sole              448,000
Niku Corp.             Common   654113109  $22,376,250       918,000 SH         Sole              918,000
Nextel                 Common   65332V103  $25,004,000       532,000 SH         Sole              532,000
PMC Sierra             Common   69344F106  $19,995,000        93,000 SH         Sole               93,000
Research in Motion     Common   760975102  $30,393,000       307,000 SH         Sole              307,000
Rambus                 Common   750917106  $25,912,000       328,000 SH         Sole              328,000
Real Networks          Common   75605L104  $31,440,000       786,000 SH         Sole              786,000
Resonate               Common   76115Q104  $4,740,000        120,000 SH         Sole              120,000
Siebel                 Common   826170102   $3,702,562        31,000 SH         Sole               31,000
Vignette               Common   926734104  $20,820,000       694,000 SH         Sole              694,000
Verisign               Common   92343E102   $1,791,475         8,825 SH         Sole                8,825
Veritas                Common   923436109  $14,860,300       104,650 SH         Sole              104,650
Yahoo                  Common   984332106  $25,207,000       277,000 SH         Sole              277,000
Webmethods             Common   94768C108   $6,325,000        55,000 SH         Sole               55,000















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